Segment information (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 09, 2026	Jun. 30, 2026	Jun. 30, 2025
Segment Information
Projects aggregate amount	$ 2,350
Adjustments to development fee revenue		$ 2,491
Cost of goods sold		1,807
Returned inventory in-transit		2,298
Prepaid expenses and deposits increased		279	$ 60
Increased trade and other payables		$ 3,272